Total
Nuveen Money Market Fund
Nuveen Money Market Fund
Investment objective
The Fund seeks current income consistent with maintaining liquidity and preserving capital.
Fees and expenses

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 192 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 104 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

The tables and examples below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Nuveen Money Market Fund - USD ($)	Class R6	Class I	Premier Class	Retirement Class	Class A	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	none	none	none	none
Maximum deferred sales charge (load)	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none	none	none
Redemption or exchange fee	none	none	none	none	none	none
Annual low balance account fee (for accounts under $1,000)	none	none	none	none	$ 15.00	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Money Market Fund		Class R6	Class I	Premier Class	Retirement Class	Class A	Class W
Management fees		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (Rule 12b-1) fees		none	none	0.15%	none	0.25%	none
Other expenses		0.02%	0.06%	0.02%	0.27%	0.11%	0.02%	[1]
Total annual Fund operating expenses		0.12%	0.16%	0.27%	0.37%	0.46%	0.12%
Waivers and expense reimbursements	[2]	none	none	none	none	none	(0.12%)	[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement		0.12%	0.16%	0.27%	0.37%	0.46%	none
[1]	Estimate is for the current fiscal year.
[2]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.15% of average daily net assets for Class R6 shares; (ii) 0.30% of average daily net assets for Class I shares; (iii) 0.30% of average daily net assets for Premier Class shares; (iv) 0.40% of average daily net assets for Retirement Class shares; (v) 0.50% of average daily net assets for Class A shares; and (vi) 0.15% of average daily net assets for Class W shares of the Fund. These expense reimbursement arrangements will continue through at least July 31, 2024, unless changed with approval of the Board of Trustees.

[3]

Teachers Advisors, LLC has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Teachers Advisors, LLC expects these waiver and/or reimbursement arrangements to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Nuveen Money Market Fund - USD ($)	Class R6	Class I	Premier Class	Retirement Class	Class A	Class W
1 Year	$ 12	$ 16	$ 28	$ 38	$ 47	none
3 Years	39	52	87	119	148	none
5 Years	68	90	152	208	258	none
10 Years	$ 154	$ 205	$ 343	$ 468	$ 579	none

Principal investment strategies

The Fund is a “government money market fund,” as defined in the applicable rules governing money market funds, and as such invests at least 99.5% of its total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully by cash or U.S. Government securities. These investments include (1) securities issued by, or whose principal and interest are guaranteed by, the U.S. Government or one of its agencies or instrumentalities and (2) repurchase agreements involving securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities. Short-term, U.S. Government securities generally pay interest that is among the lowest for income-paying securities. Because of this, the yield on the Fund will likely be lower than the yields on funds that invest in longer-term or lower-quality securities.

Generally, the Fund seeks to maintain a share value of $1.00 per share. The Fund’s investments will be made in accordance with the applicable rules governing the quality, maturity and diversification of securities and other instruments held by money market funds. The Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less, and invests in debt obligations with a remaining maturity of 397 days or less.

Teachers Advisors, LLC (“Advisors”) limits the Fund’s investments to U.S. Government securities or securities that present minimal credit risks to the Fund and are of eligible quality.

A government money market fund is not required to impose liquidity fees or redemption gates, and the Fund does not currently intend to impose such fees and/or gates. However, the Fund’s Board of Trustees of the Trust (“Board of Trustees”) could elect to subject the Fund to such fees and/or gates in the future.

The above list of investments is not exclusive and the Fund may make other investments consistent with its investment objective and policies.

Principal investment risks
Risk Table - Nuveen Money Market Fund	Risk [Text Block]
Risk Lose Money [Member]	You could lose money over short or long periods by investing in this Fund.
Risk Money Market Fund May Not Preserve Dollar [Member]	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Not Insured [Member]	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund Sponsor May Not Provide Support [Member]	The Fund’s sponsor has no legal obligation to provide support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Current Income Risk

• Current Income Risk—The risk that the income the Fund receives may fall as a result of a decline in interest rates. In a low or negative interest rate environment, the Fund may not be able to achieve a positive or zero yield or maintain a stable net asset value (“NAV”) of $1.00 per share.

Issuer Risk (often called Financial Risk)

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

Credit Risk (a type of Issuer Risk)

• Credit Risk (a type of Issuer Risk)—The risk that the issuer of fixed-income investments may not be able or willing, or may be perceived (whether by market participants, rating agencies, pricing services or otherwise) as not able or willing, to meet interest or principal payments when the payments become due.

Market Volatility, Liquidity and Valuation Risk (types of Market Risk)

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value its investments and that the Fund may not be able to purchase or sell an investment at an attractive price, if at all.

Income Volatility Risk	• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments may decline in certain interest rate environments.
Interest Rate Risk (a type of Market Risk)

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments and during periods when prevailing interest rates are low or negative. Low interest rates may increase the Fund’s exposure to risks associated with rising interest rates, and the Fund may also be subject to heightened levels of interest rate risk due to rising interest rates (including a sharp rise in interest rates). In general, changing interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility.

U.S. Government Securities Risk

• U.S. Government Securities Risk—Securities issued by the U.S. Government or one of its agencies or instrumentalities may receive varying levels of support from the U.S. Government, which could affect the Fund’s ability to recover should they default. To the extent the Fund invests significantly in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, any market movements, regulatory changes or changes in political or economic conditions that affect the securities of the U.S. Government or its agencies or instrumentalities in which the Fund invests may have a significant impact on the Fund’s performance.

Floating and Variable Rate Securities Risk

• Floating and Variable Rate Securities Risk—Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Active Management Risk

• Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the peer group average or mutual funds with similar investment objectives and may not produce expected returns.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class R6, Class I, Premier, Retirement and Class A classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2022, and how those returns compare to those of the Fund’s peer group average.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. As of October 14, 2016, certain changes were made to the Fund’s investment strategies. Performance information prior to this date reflects the Fund’s investment strategies before this date. As a result, the Fund’s performance after October 14, 2016 may differ materially from the performance information shown below for the period prior to October 14, 2016. Past performance of the Fund is not necessarily an indication of how it will perform in the future. The peer group average listed below is unmanaged, and you cannot invest directly in the peer group average.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or by calling 800-257-8787.

ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)† Nuveen Money Market Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2023, was 2.34%.
Best quarter: 0.86%, for the quarter ended December 31, 2022. Worst quarter: 0.00%, for the quarter ended September 30, 2013.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2022
Average Annual Total Returns - Nuveen Money Market Fund	Label	1 Year		5 Years		10 Years		Inception Date
Class R6		1.48%		1.15%		0.68%		Jul. 01, 1999
Class I		1.45%		1.14%		0.68%	[1]	Dec. 04, 2015
Premier Class		1.40%	[2]	1.05%	[2]	0.60%	[2]	Sep. 30, 2009
Retirement Class		1.39%	[2]	1.04%	[2]	0.58%	[2]	Mar. 31, 2006
Class A		1.26%	[2]	0.94%	[2]	0.51%	[2]	Mar. 31, 2006
iMoneyNet Money Fund Averages™—All Government	iMoneyNet Money Fund Averages™—All Government	1.33%		0.96%		0.54%
[1]

The performance shown for the Class I that is prior to its inception date is based on performance of the Class R6. The performance for these periods has not been restated to reflect the actual expenses of the Class I. If these actual expenses had been reflected, the performance of the Class I shown for these periods would have been different because the Class I has different expenses than the Class R6.

[2]

Advisors is also contractually reimbursing certain expenses through at least July 31, 2023, unless changed with the approval of the Board of Trustees. Without these waivers and reimbursements, total returns would have been lower and expenses would have been higher.

Current performance of the Fund’s shares may be higher or lower than that shown above.